BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Losses per Share
The following table sets forth the computation of basic and diluted losses per share:

	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
Numerator:

Net loss for basic and diluted loss per share	$(24,314)	$(35,970)

Denominator:

Weighted average number of Class A Ordinary shares used in computing basic and diluted net loss per share	30,043,892	11,934,325

Basic and diluted net loss per Class A Ordinary shares	$(0.81)	$(3.01)